Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 12—Stock Options and Warrants

Stock options

On July 1, 2013, our board of directors adopted and approved the 2013 Equity Incentive Plan (the “2013 Plan”) and amended the 2013 Plan on March 24, 2015 to increase the number of shares available for issuance. The 2013 Plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 420,000 shares of our common stock with vesting to employees (including officers) and other service providers.

On July 15, 2015, our board of directors approved the 2015 Omnibus Incentive Plan (the “2015 Plan”), which was subject to stockholder approval at our 2015 Annual Meeting of Stockholders held on August 28, 2015. The 2015 Plan authorizes us to grant up to 300,000 shares of our common stock and is intended to replace the 2013 Equity Incentive Plan. Upon approval of the 2015 Plan by our stockholders, no additional grants will be made under the 2013 Plan.

The 2015 Plan permits the granting of any or all of the following types of awards: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards, and performance awards payable in a combination of cash and company shares.

The 2015 Plan has the following limitations:

●	Limitation on terms of stock options and stock appreciation rights. The maximum term of each stock option and stock appreciation right (SAR) is 10 years.

●	No repricing or grant of discounted stock options. The 2015 Plan does not permit the repricing of options or SARs either by amending an existing award or by substituting a new award at a lower price without stockholder approval. The 2015 Plan prohibits the granting of stock options or SARs with an exercise price less than the fair market value of our common stock on the date of grant.

●	Clawback. Awards granted under the 2015 Plan are subject to any then current compensation recovery or clawback policy of the Company that applies to awards under the 2015 Plan and all applicable laws requiring the clawback of compensation.

●	Double-trigger acceleration. Acceleration of the vesting of awards that are assumed or replaced by the resulting entity after a change in control is not permitted unless an employee’s employment is also terminated by the Company without cause or by the employee with good reason within two years of the change in control.

●	Code Section 162(m) Eligibility. The 2015 Plan provides flexibility to grant awards that qualify as “performance-based” compensation under Internal Revenue Code Section 162(m).

●	Dividends. Dividends or dividend equivalents on stock options, SARs or unearned performance shares under the 2015 Plan will not be paid.

At June 30, 2015, total unrecognized deferred stock compensation expected to be recognized over the remaining weighted-average vesting periods of 1.8 years for outstanding grants was $2.8 million.

The fair value of option awards is estimated on the grant date using the Black-Scholes option valuation model.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us. The following table presents the weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted.

June 30, 2015

Expected volatility	100-146%
Dividend yield	0.00%
Risk-free interest rate	1.10–2.15%
Expected life (in years)	3.0-6.8

Expected volatility represents the estimated volatility of the shares over the expected life of the options. We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid. The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant. The expected option life represents the period of time the option is expected to be outstanding. The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest. Currently, the forfeiture rate is zero. The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest. If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2014	267,257	$15.00	6.51	47,000
Forfeited during 2015	(20,996)	17.00	—	—
Granted during 2015	39,240	8.76	—	—
Balance, June 30, 2015	285,501	$14.10	6.39	$—
Exercisable on June 30, 2015	100,664	$17.55	4.88	$—

The options granted have a contract term ranging between three and ten years. Options granted prior to November 2014 vest over a 2.8 to 3 year period, with 33% of the options vesting three to six months after grant and the remainder ratably over the vesting term. Options granted after November 2014 typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.

The following table summarizes information about stock options outstanding and exercisable at June 30, 2015:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	95,864	$8.34	$7.80	10,724	$7.74
$10.01–$15.00	34,942	8.37	$12.50	1,500	$12.50
$15.01–$20.00	132,126	4.61	$17.50	69,712	$17.50
$20.01–$25.00	22,569	5.47	$23.47	18,728	$23.77

	285,501	$6.39	$14.10	100,664	$17.55

Restricted stock activity for the quarter ended June 30, 2015 was as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Unvested Balance, December 31, 2014	15,720	$0.05
Repurchase of unvested restricted shares	—	0.05
Vested	(7,654)	$0.05
Unvested Balance, June 30, 2015	8,066	$0.05

Stock based compensation expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$143,000	$710,000	$295,000	$994,000
General and administrative	222,000	868,000	446,000	1,375,000
	$365,000	$1,578,000	$741,000	$2,369,000

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future. The following table represents the activity for warrants outstanding, exchanged, and issued for the six months ending June 30, 2015.

Balance outstanding at December 31, 2014	195,681	$26.94
Exchanged for Common Stock	(81,942)	5.50
Issued for Senior Notes and Services	225,304	12.50
Balance outstanding at June 30, 2015	339,043	$17.81

For the outstanding warrants exercisable for 339,043 shares of our common stock at June 30, 2015, the weighted average exercise price per share was $17.81 and the weighted average remaining life was 4.5 years. The warrants outstanding as of June 30, 2015 had no intrinsic value.

Warrants outstanding as of June 30, 2015 consist of:

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Senior Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants – May	May-15	May-15	5,514	12.50
Balance outstanding at June 30, 2015			339,043	$17.81
Warrants exercisable at June 30, 2015			339,043	$17.81

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.

(2)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to the September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(3)	On September 22, 2014 the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(4)	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(5)	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company’s common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.

(6)	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Senior Notes described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.

(7)	On May 7, 2015 the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company’s May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date.

Note 12—Stock Options and Warrants

On July 1, 2013, our board of directors adopted and approved the 2013 Equity Incentive Award Plan. The plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 280,000 shares of our common stock with vesting to employees (including officers) and other service providers. To date, all issuances under the 2013 Equity Incentive Award Plan have been stock options. No restricted shares have been issued under the 2013 Equity Incentive Award Plan. At December 31, 2014, 16,000 shares were available for future grants and total unrecognized deferred stock compensation expected to be recognized over the remaining vesting period of 3.89 years for outstanding grants was $4.0 million.

On March 25, 2015, the Company’s board of directors approved an increase in the authorized shares available for grants under the Company’s 2013 Equity Incentive Award Plan from 280,000 shares of common stock to 420,000 shares of common stock.

In April 2014, all outstanding employee stock options granted under the 2013 Equity Incentive Award Plan were cancelled and reissued by our board of directors with an exercise price of $17.50 per share. Each reissued stock option grant had 15% of the stock option vesting immediately and the remainder in 1/36th in monthly increments over the next three years. As a result of the cancellation and reissuance of the options, we recognized a non-cash charge of $840,000 for the incremental change in fair value of the cancelled and reissued options over the vesting period of the reissued options. This cancellation and reissuance affected 21 employees who held 172,200 stock options as of the date of the cancellation and reissuance.

The fair value of option awards and warrants issued is estimated on the grant date using the Black-Scholes option valuation model for all warrants except for the warrants issued in April 2014 in conjunction with the April 2014 Convertible Debt offering which are estimated on the grant date and on subsequent measuring dates using the binomial method as described in Note 8.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us. The following table presents the range of grant date assumptions used to estimate the fair value of options and warrants granted for the year ended December 31, 2014.

December 31, 2014
Expected volatility	71–185%
Dividend yield	0.00%
Risk-free interest rate	1.55–1.70%
Expected life (in years)	4.5–8.2

Expected volatility represents the estimated volatility of the shares over the expected life of the options. We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid. The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant. The expected option life represents the period of time the option is expected to be outstanding. The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest. Currently, the forfeiture rate is zero. The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest. If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2013	178,200	$64.45	6.30	—
Forfeited during 2014	(30,648)	24.00	—	—
Cancelled during 2014	(172,200)	64.50	—	—
Reissued during 2014	172,200	17.50	—	—
Granted during 2014	119,706	12.50	—	—
Balance, December 31, 2014	267,258	$15.00	6.51	$47,000
Exercisable on December 31, 2014	72,890	$18.50	5.53	$2,000

The options granted have a contract term ranging between five and seven years. Options granted during 2014 had vesting schedules between zero and four years. Options cancelled and reissued had portions vested immediately and the remainder over a three year period, with 15%–100% of the options vesting immediately upon grant and the remainder ratably over the vesting term.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$7.50–$12.50	93,500	8.50	$9.50	—	$—
$12.51–$25.00	173,758	5.44	$18.50	72,890	$18.50
Total	267,258	6.51	$15.00	72,890	$18.50

Stock based compensation expense consisted of the following:

	Year ended December 31
	2014	2013
Research and development	$1,435,000	$737,000
General and administrative	2,025,000	992,000
Total	$3,460,000	$1,729,000

Restricted Stock

Restricted stock grants consist of common shares of the Company owned by employees, consultants, and directors which are subject to vesting conditions, typically for services provided to the Company. Restricted Stock was originally issued in the first quarter of 2013 when all outstanding stock options in existence at that time were exercised prior to vesting. All unvested restricted shares are subject to repurchase rights and therefore recorded as restricted stock.

Restricted stock activities in 2014 were as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2013	33,540	$0.05
Repurchase of unvested restricted shares	(1,840)	$—
Vested, year ended December 31, 2014	(15,980)	$—
Unvested balance, December 31, 2014	15,720	$0.05

The remaining unvested restricted shares vest over the next twelve months.

Under the terms of the stock option plan, we repurchased 1,840 shares from an employee for $92 during the year ended December 31, 2014.

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future. Each warrant gives the holder the right to purchase one share of the Company’s common stock at a fixed exercise price or “strike” price. For certain warrant series, the fixed exercise price may be adjusted lower upon certain conditions.

The following table provides a reconciliation of the warrant activity for the year ended December 31, 2014:

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2014	12,623	$39.88
Warrants issued	183,063	26.04
Warrants exercised	—	—
Balance outstanding at December 31, 2014	195,686	$26.94
Warrants exercisable at December 31, 2014	195,686	$26.94

As of December 31, 2014, warrants outstanding had a weighted average remaining life of 4.01 years and no intrinsic value.

Warrants outstanding as of December 31, 2014 consist of:

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Convertible Notes Warrants(2)	Apr-14	Apr-19	81,942	25.00
2014 Services Warrants—September(3)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(4)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(5)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(6)	Dec-14	Dec-19	38,464	25.00
Balance outstanding at December 31, 2014			195,686	$26.94
Warrants exercisable at December 31, 2014			195,686	$26.94

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the 2014 Convertible Notes. The warrants were valued on the issuance date at $11.50 per warrant in conjunction with the valuation approach used for the 2014 Convertible Notes Warrants initial valuation.

(2)	The 2014 Convertible Notes Warrants (“Convertible Notes Warrants”) were issued in conjunction with the April 2014 Convertible Notes described in Note 8 above. The Convertible Notes Warrants were originally issued with an exercise price of $39.00 per share and have anti-dilution price protection whereby if the Company issues any common stock, or securities convertible or exercisable into common stock at a price per share less than the exercise price of the Convertible Notes Warrants, the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued 533,334 shares of common stock at a price per share of $7.50 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $7.50 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $25.00 per share, from $39.00 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $25.00 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company’s common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $5.50 per share. Issuances of future securities below $5.50 per share would require an additional reduction in the Convertible Notes Warrants exercise price.

(3)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per warrant and had a one-time price reset provision to the exercise price of the Convertible Notes Warrants if the exercise price of the Convertible Notes Warrants changed prior the September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per warrant. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(4)	On September 22, 2014 the Company issued 26,500 warrants with a strike price of $25.00 per warrant in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(5)	On November 26, 2014, the Company issued 6,500 warrants with a strike price of $25.00 per warrant for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(6)	On December 1, 2014, the Company issued 19,232 warrants with a strike price of $39.00 per warrant and on December 15, 2014 issued 19,232 warrants with a strike price of $25.00 per warrant to settle legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with 8,462 shares of the Company’s common stock in partial settlement of the claim from two investors. The Company settled all remaining claims with all remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.